As filed with the Securities and Exchange Commission on October 31, 2019.

File No. 333-227097
File No. 811-23376

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 12

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 15

PACIFIC GLOBAL ETF TRUST

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive, 7th Floor
Newport Beach, California 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3391

National Registered Agents, Inc.
160 Greentree Drive, Suite 101
Dover, DE 19904
(Name and address of agent for service)

Copies of communications to:

J.G. Lallande, Esq.

Assistant Vice President & Counsel

Pacific Global Asset Management LLC

840 Newport Center Drive, 7th Floor

Newport Beach, CA 92660

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036-1600

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒                                  Immediately upon filing pursuant to paragraph (b)

☐                                    on [      ] pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on [      ] pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on [      ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary provided in Post-Effective Amendment No. 10 filed on October 23, 2019, and incorporates Part A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach, and State of California, on the 31st day of October, 2019.

Pacific Global ETF Trust
(Registrant)

By:	/s/ J.G. Lallande
Name:	J.G. Lallande
Title:	Vice President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on October 31, 2019.

Signature	Title	Date
/s/ Michael Skillman*	President and Chief Executive Officer	October 31, 2019
Michael Skillman

/s/ Kevin Byrne*	Trustee and Chairman of the Board	October 31, 2019
Kevin Byrne

/s/ Sharon Cheever*	Trustee	October 31, 2019
Sharon Cheever

/s/ D. Robinson Cluck*	Trustee	October 31, 2019
D. Robinson Cluck

/s/ Robert J. Blattenberg*	Trustee	October 31, 2019
Robert J. Blattenberg

/s/ John C. Siciliano*	Trustee	October 31,2019
John C. Siciliano

/s/ Joshua Schwab*	Treasurer and Principal Financial Officer	October 31, 2019
Joshua Schwab

*By:	/s/ J.G. Lallande

J.G. Lallande, Attorney-in-Fact, pursuant to Powers of Attorney previously filed on February 1, 2019 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 2, which is hereby incorporated by reference.

Exhibit Index

Ex-101.ins	XBRL Instance Document
Ex-101.sch	XBRL Taxonomy Extension Schema Document
Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase
Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
Ex-101.def	XBRL Taxonomy Extension Definition Linkbase